Goodwill (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Goodwill, Impaired [Abstract]
Impairment loss	¥ 81,008,000	$ 11,098,050			¥ 91,236,480